CONVERTIBLE BONDS (Details Narrative) - Convertible Bonds [Member] - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Nov. 22, 2024
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 300,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Share Price			$ 10.00
Interest expenses	$ 8,546